Earnings/Loss per Common Share (Tables)	6 Months Ended
Jun. 30, 2013
Earnings per Common Share [Abstract]
Earnings per Common Share [Table Text Block]

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Numerator Net loss attributable to Tsakos Energy Navigation Limited	(1,525)	(5,699)	(505)	(14,504)
Preferred share dividends	(567)	—	(567)	—

Net loss attributable to common stockholders	$(2,092)	$(5,699)	$(1,072)	$(14,504)

Denominator
Weighted average common shares outstanding	56,443,237	54,341,534	56,443,237	50,275,135
Dilutive effect of RSUs	—	—	—	—

Weighted average common shares – diluted	56, 443,237	54,341,534	56, 443,237	50,275,135

Basic loss per common share	$(0.04)	$(0.10)	$(0.02)	$(0.29)

Diluted loss per common share	$(0.04)	$(0.10)	$(0.02)	$(0.29)